Group information	12 Months Ended
Dec. 31, 2018
Investments accounted for using equity method [abstract]
Group information

5. Group information

Information about subsidiaries

The consolidated financial statements of the Group include:

			% equity interest
			December 31,
Name	Principal activities	Country of incorporation	2017	2018
Mereo BioPharma 1 Limited	Pharmaceutical R&D	U.K.	100	100
Mereo BioPharma 2 Limited	Pharmaceutical R&D	U.K.	100	100
Mereo BioPharma 3 Limited	Pharmaceutical R&D	U.K.	100	100
Mereo BioPharma 4 Limited	Pharmaceutical R&D	U.K.	100	100
Mereo BioPharma Ireland Limited	Pharmaceutical R&D	Ireland	—	100
Mereo US Holdings Inc	Holding	U.S.	—	100
Mereo MergerCo One Inc.	Holding	U.S.	—	100
Mereo BioPharma Group plc Employee Benefit Trust	Employee share scheme	Jersey	—	—